Commitments - Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	¥ 220,301
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	56,336
After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	149,255
After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	14,710
Land and buildings [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	46,075
Land and buildings [member] | Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	10,067
Land and buildings [member] | After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	24,843
Land and buildings [member] | After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	11,165
Leased lines and network assets [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	171,419
Leased lines and network assets [member] | Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	44,867
Leased lines and network assets [member] | After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	123,088
Leased lines and network assets [member] | After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	3,464
Others [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	2,807
Others [member] | Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	1,402
Others [member] | After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	1,324
Others [member] | After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	¥ 81